Operating Activities	12 Months Ended
Dec. 31, 2020
Operating Activities
Operating Activities

Note 6. Operating Activities

Research and Development Expenses

	Years Ended December 31,
	2020	2019	2018

	(USD in thousands)
Employee salary and benefit expenses, excluding share-based compensation	$(3,337)	$(2,586)	$(1,756)
Share-based compensation expenses	(1,496)	(1,021)	(896)
Depreciation	(92)	(65)	(59)
External expenses	(5,977)	(4,544)	(1,018)
Total research and development expenses	$(10,902)	$(8,216)	$(3,729)

During the years ended December 31, 2020, 2019 and 2018, the Company recognized $0.8 million, $0.5 million and $0.6 million, respectively, related to government grants as a reduction of research and development expenses.

General and Administrative Expenses

	Years Ended December 31,
	2020	2019	2018

	(USD in thousands)
Employee salary and benefit expenses, excluding share-based compensation	$(1,098)	$(517)	$(190)
Share-based compensation expenses	(1,912)	(1,341)	(1,173)
Professional and other fees	(2,644)	(773)	(520)
Depreciation	(12)	(16)	(15)
Total general and administrative expenses	$(5,666)	$(2,647)	$(1,898)